Subsequent Events	6 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Events of Default
The Company is currently in events of default under the Debentures issued in the Private Placement for failure to make amortization payments and for failure to maintain the Minimum Cash Reserve.

On October 12, 2016, the first amortization payment in the amount of $444,000, plus accrued interest of approximately $114,000 pursuant to the terms of the Debentures became due and payable to the Purchasers. The Company did not make such payment at the time it was due.The Company entered into waiver agreements with Purchasers holding approximately 87% of the principal amount of the Debentures. Such waivers are not binding on the remaining Purchasers of the Debentures. Pursuant to the terms of the Waiver, the Purchasers have agreed to waive the payment of the amortization payments and accrued interest due for October 2016 and November 2016. In consideration for waiving the payment terms of the Debentures, the Company paid, upon execution of the Waiver, 10% of the Amortization Amount that became due on October 12, 2016 and paid on November 12, 2016 10% of the Amortization Amount due in November 2016. All other amounts will be due and payable in accordance with the terms of the Debentures, with the deferred payments due at maturity. The Company did not receive a waiver from one of its debenture holders, holding approximately 13% of the principal amount of the Debentures with respect to the event of default arising out of the Company’s failure to make the first amortization payment when due. Pursuant to the terms of the Debentures, such holder has sent a notice of acceleration, stating that the Company owes approximately $696,000, reflecting the principal amount of the Debenture plus interest through November 1, 2016. Interest will accrue at 18% until this amount is satisfied. The Company is seeking to settle the matter with the holder; however, there can be no assurance that an agreement will be reached.
The waivers entered into with some of the Purchasers related to the failure to pay the amortization amount do not address the failure to maintain the Minimum Cash Reserve. In addition, the Company is currently in default with respect to the amortization payment due in January 2017.

Pursuant to the terms of the Debentures, the failure to cure the non-payment of amortization or failure to maintain the Minimum Cash Reserve within three trading days after the due date constitutes an Event of Default. Following the occurrence of an event of default, among other things: (1) at the Purchaser’s election, the outstanding principal amount of the Debentures, plus accrued but unpaid interest, plus all interest that would have been earned through the one year anniversary of the original issue date if such interest has not yet accrued, liquidated damages and other amounts owed through the date of acceleration, shall become, immediately due and payable in either cash or stock pursuant to the terms of the Debentures; and (2) the interest rate on the Debentures will increase to the lesser of 18% or the maximum allowed by law. In addition to other remedies available to the Purchasers. the Company's obligation to repay amounts due under the Debentures is secured by a first priority security interest in and lien on all of the Company's assets and property, including the Company's intellectual property, and such remedies can be exercised by the Purchasers without additional notice to the Company.

Under terms of the $3,000,000 Secured Convertible Note issued in connection with the acquisition of Rant, a default under other indebtedness owed by the Company constitutes a default under the Rant Note. As a result of such Event of Default, the holder of the Rant Note has executed a waiver that provides that, until May 15, 2017, the events of default arising out of the failure to pay the amounts due under the Debentures as of the date of the waiver and the failure by the Company to maintain the Minimum Cash Reserve shall not constitute events of default for purposes of the Rant Note. In addition, the Company is currently in default with respect to the Rant Note as a result of the failure to make the Debentures amortization payment due in January 2017.

Secured Lines of Credit

Since the three months ended December 31, 2016, the Company has borrowed an additional $900,000 under the SIC IV Line of Credit as of the date of this filing. The principal amount now outstanding under the Line of Credit is $4,115,000 and the Company is entitled to draw up to an additional $885,000 under the Line of Credit.

Appointment of Chief Operating Officer

On January 19, 2017, the Company named Brian Rosin as its Chief Operating Officer. On January 26, 2017, the Company and Mr. Rosin agreed to the terms of a new employment agreement reflecting his new role.